DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Long Term Debt [Abstract]
SCHEDULE OF DEBT
As of December 31, 2024 and 2023, the debt of the Company was as follows (all loans are USD denominated, except loans in Colombia which are COP denominated):

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2024	Restricted Cash at December 31, 2023	Remaining Borrowing Capacity at December 31, 2024	Amount Outstanding at December 31, 2024	Amount Outstanding at December 31, 2023
Costa Rica (USD denominated)
Banco BAC San José, S.A. ("BAC Credomatic")	Mortgage Loan	Refinanced	3Mo SOFR +378 bps, no min. rate (starting from Oct 2022)	—	—	—	—	$46,908,999
Banco BAC San José, S.A.	Mortgage Loan	April 2039	3Mo SOFR +200 bps, no min. rate	1,450,000	—	—	59,219,937	—
Banco Davivienda Costa Rica ("Banco Davivienda")	Mortgage Loan	November 2038	Fixed 1st yr: 7.0% Fixed 2nd yr: 7.3% Variable: 3rd yr fwd: 2.4% +3Mo SOFR	72,361	—	—	7,663,083	7,974,306
Banco Nacional de Costa Rica ("Banco Nacional")	Mortgage Loan	April 2048	Fixed 1st yr: 5.9% Fixed 2nd yr: 6.2% Variable: 3rd yr fwd: 1.4%+3Mo SOFR	—	—	—	64,518,109	65,727,171
Banco Nacional	Mortgage Loan	April 2048	Fixed 1st yr: 5.9% Fixed 2nd yr:6.2% Variable: 3rd yr fwd: 1.4%+3Mo SOFR	480,000	480,000	—	17,948,614	18,285,023
Banco Nacional	Mortgage Loan	April 2048	Fixed 1st yr: 5.9% Fixed 2nd yr: 6.2% Variable: 3rd yr fwd: 1.4%+3Mo SOFR	—	—	—	14,885,225	15,164,206
Banco Nacional	Mortgage Loan	April 2048	Fixed 1st yr: 6.4% Fixed 2nd yr: 7.3% Variable: 3rd yr fwd: 2.8% +3Mo SOFR	140,485	140,485	—	6,806,493	6,918,421
Total Costa Rica Loans				$2,142,846	$620,485	—	$171,041,461	$160,978,126
Peru (USD denominated)
Banco BBVA Peru ("BBVA Peru") Tranche 1	Mortgage Loan	December 2033	Fixed, 8.5%	1,611,590	—	—	46,478,607	48,670,000
BBVA Peru Tranche 2	Mortgage Loan	December 2033	Fixed, 8.4%	366,468	—	—	10,569,037	11,330,000
BBVA Peru	Mortgage Loan	July 2024	Fixed, 8.4%	—	2,000,000	—	—	2,000,000
Total Peru Loans				$1,978,058	$2,000,000	—	$57,047,644	$62,000,000
Colombia (COP denominated)
Bancolombia, S.A. ("Bancolombia")	Mortgage Loan	January 2036	IBR +327 bps no min. rate	912,754	—	—	19,394,855	23,087,020
Bancolombia	Mortgage Loan	April 2036	IBR +365 bps no min. rate	740,834	—	—	15,741,763	18,738,132
Banco BTG Pactual Colombia S.A. ("BTG")	Secured Bridge Loan	November 2025	IBR +695 bps no min. rate	—	—	—	3,990,969	6,540,992
Total Colombia Loans				$1,653,588	—	—	$39,127,587	$48,366,144
Total				$5,774,492	$2,620,485	—	$267,216,692	$271,344,270
Accrued financing costs and debt issuance costs, net							(1,330,893)	(1,490,035)
Total Debt							$265,885,799	$269,854,235
Less: Current portion of long-term debt							(12,636,821)	(16,703,098)
Total Long-term debt							$253,248,978	$253,151,137

SCHEDULE OF LONG-TERM DEBT MATURITIES	Scheduled principal and interest payments due on the Company’s debt as of December 31, 2024, are as follows:

	Mortgage Loan	Secured Bridge Loan	Total
Maturity:
2025	$8,645,852	$3,990,969	$12,636,821
2026	9,410,670	—	9,410,670
2027	10,163,420	—	10,163,420
2028	10,900,304	—	10,900,304
2029	11,727,707	—	11,727,707
Thereafter	212,377,770	—	212,377,770
Accrued and deferred financing cost, net	(1,226,315)	(104,578)	(1,330,893)
Total	$261,999,408	$3,886,391	$265,885,799

SCHEDULE OF WEIGHTED AVERAGE NET EFFECTIVE INTEREST RATE	The following table summarizes the weighted average net effective interest rate by type of financing facility as of December 31, 2024 and 2023:

	2024		2023
	Weighted Average Interest Rate(1)	Amount Outstanding	Weighted Average Interest Rate(1)	Amount Outstanding

Mortgage Loan	8.0%	$263,225,723	8.5%	$264,803,278
Secured Bridge Loan	15.6%	3,990,969	20.2%	6,540,992
Total	8.1%	$267,216,692	9.3%	$271,344,270
(1)The interest rate presented represents effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.

SCHEDULE OF COMPONENTS OF FINANCING COST
The following table summarizes the components of financing costs, including the deferred financial cost amortization for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022

Gross interest expense	$22,872,591	$22,557,977	$15,568,346
Gross commitment fees	—	128,410	225,261
Amortization of debt issuance cost	227,686	203,237	1,089,893
Debt modification gain	(208,799)	(143,630)	(3,775,054)
Debt extinguishment loss	38,219	8,370,997	—
Other financing cost	42,454	593,623	112,542
Total financing cost before capitalization	22,972,151	31,710,614	13,220,988
Capitalized amounts into investment properties	(330,123)	(599,550)	(1,454,262)
Net financing cost	$22,642,028	$31,111,064	$11,766,726
Total cash paid for interest and commitment fees	$22,017,849	$24,862,976	$14,505,955

SCHEDULE OF RECONCILIATION OF LONG TERM DEBT	The reconciliations of long term debt as of December 31, 2024 and 2023 were as follows:

	2024	2023

Beginning balance	$269,854,235	$209,326,775
Secured bank debt borrowings	13,091,001	199,135,651
Bridge loan borrowings	—	6,540,992
Secured bank debt repayments	(9,230,241)	(152,416,321)
Bridge loan repayments	(1,679,058)	(66,040)
Debt issuance cost	—	(814,661)
Deferred financing cost amortization	227,686	184,423
Debt modification gain	(208,799)	(143,630)
Debt extinguishment loss	38,219	8,370,997
Foreign currency translation effect	(6,207,244)	(263,951)
Ending balance	$265,885,799	$269,854,235